PARTNERS' EQUITY - ATM Equity Issuance Program (Details)					2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
		Jun. 30, 2017 item	Aug. 05, 2016 USD ($) item	Apr. 01, 2015 USD ($)	May 19, 2016 USD ($) $ / shares	Mar. 31, 2017 USD ($) shares	May 19, 2016 shares	Mar. 31, 2016 USD ($)	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Aug. 31, 2014 USD ($)
Partners' Equity
Net proceeds from public offering of common units	[1],[2]										$ 83,000,000
Equity contribution	[1]											$ 2,000,000
Common units issuance subject to rescission net	[3]							$ 19,000,000			83,000,000
Common units subject to rescission	[3]					$ 64,000,000					83,000,000
General Partner
Partners' Equity
Net proceeds from public offering of common units	[2]										$ 2,000,000
Equity contribution				$ 2,000,000								$ 2,000,000
TC PipeLines GP, Inc. | General Partner
Partners' Equity
Ownership interest in the Partnership (as a percent)				2.00%		2.00%			2.00%	2.00%	2.00%	2.00%	2.00%
ATM Equity Issuance Program | Common units
Partners' Equity
Aggregate offering price of units														$ 200,000,000
Units sold | shares						1,197,749	1,619,631				3,100,000	700,000	1,300,000
Net proceeds from issuance of common units											$ 164,000,000	$ 43,000,000	$ 71,000,000
Sales agent commissions						$ 704,000					2,000,000	400,000	1,000,000
Common units issuance subject to rescission net					$ 82,334,015
Number of unitholders that have claimed or exercised any rescission rights | item		0
Common units subject to rescission											83,000,000
ATM Equity Issuance Program | TC PipeLines GP, Inc. | General Partner
Partners' Equity
Equity contribution						$ 2,000,000					$ 3,000,000	$ 1,000,000	$ 2,000,000
ATM Equity Issuance Program | Minimum | Common units
Partners' Equity
Common units (price per unit) | $ / shares					$ 47.00
ATM Equity Issuance Program | Maximum | Common units
Partners' Equity
Common units (price per unit) | $ / shares					$ 54.95
Period of time for Section 5 Securities violations to be filed within					1 year
Equity Distribution Agreement (EDA) | Common units
Partners' Equity
Number of financial institutions | item			5
Amended shelf registration with SEC			$ 400,000,000

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
[2]	These units are treated as outstanding for financial reporting purposes.
[3]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).